Other Financial Data (Amounts Reclassified From Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Costs of product sales	$ (1,808)	$ (1,795)	$ (1,697)
Gains on sales of investments and businesses, net	(37)	(26)	(23)
Earnings from continuing operations before income taxes	880	881	481
Tax benefit	59	(211)	95
Total reclassifications for the period, net of tax	939	670	576
Net earnings (loss)	(1,105)	(881)	(1,152)
Unrealized Gains and Losses on Available-for-Sale Securities
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of investments and businesses, net	(4)
Tax benefit	(1)
Net earnings (loss)	(3)
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Net earnings (loss)	(66)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Gains and Losses on Cash Flow Hedges
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Costs of product sales	(1)
Net earnings (loss)	1
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Retirement Benefit Items
Reclassification Out Of Accumulated Other Comprehensive Income [Line Items]
Selling, general, and administrative expenses - prior service cost	(49)
Selling, general, and administrative expenses - Actuarial net losses	159
Earnings from continuing operations before income taxes	110
Tax benefit	(40)
Total reclassifications for the period, net of tax	$ 70